Significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2025 EUR (€) Number	Dec. 31, 2024 EUR (€)
Notes and other explanatory information [abstract]
Profit loss	€ 823,977	€ 1,320,353
Current assets	52,087
Current tax assets	€ 931,583	€ 828,586
Description of factors used to identify entity's reportable segments	The Company has been operating as a single segment for financial reporting purposes since its inception. The Chief Operating Decision Maker is the CEO who is responsible for making all decisions regarding the use of capital. Less than 1% of the Company’s total assets are located in Ireland.
Number of Reportable Segments | Number	1